S000080054 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DoubleLine Commercial Real Estate ETF | DoubleLine Commercial Real Estate ETF
Prospectus [Line Items]
Annual Return [Percent]	6.10%	6.80%